Summary of Principal Accounting Policies (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Jun. 06, 2024 USD ($)	Mar. 31, 2024	Dec. 28, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Oct. 26, 2022 USD ($)
Summary of Principal Accounting Policies [Line Items]
Accumulated deficits		¥ (3,856,801)		¥ (3,629,980)		$ (549,590,000)
Net cash used in operating activities from continuing operations		(8,955)	$ (1,277,000)	(22,178)	¥ (7,093)
Current liabilities exceeded current assets, amount		1,271,179		643,424
Revenues		¥ 288,369	41,092,000
Consideration amount (in Dollars) | $									$ 180,000,000
Percentage of interest rate									3.00%
Principal amount (in Dollars) | $							$ 27,342,000
Cash requirements (in Dollars) | $											$ 300,000,000
Financial support (in Dollars) | $			$ 1,000,000
Reserve registered capital percentage		10.00%	10.00%
Non-current restricted cash		¥ 5,000				$ 712,000
Allowance for credit loss		191
Advances to suppliers		13,745		7,296
Allowances for credit losses, current assets		1,768
Estimate fair value of equity interest		¥ 716,160
Estimated average revenue rate		36.00%	36.00%
Percentage of estimated weighted average cost of capital		13.00%	13.00%
Impairment losses on goodwill		¥ 574,978	$ 81,934,000
Revenues		288,369
Total expenses		852
Cost of revenue		¥ 274,901	$ 39,173,000
Tax benefit largest amount		50.00%	50.00%
Share based compensation expenses		¥ 2,507		¥ 4,782	¥ 9,771
Treasury shares (in Shares) | shares					77,100,000
Minimum [Member]
Summary of Principal Accounting Policies [Line Items]
Useful lives ranging		3 years				3 years
Maximum [Member]
Summary of Principal Accounting Policies [Line Items]
Useful lives ranging		5 years				5 years
Cash [Member]
Summary of Principal Accounting Policies [Line Items]
Non-current restricted cash		¥ 5,000
United State [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate		1.00				1.00		1
China [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate		7.0176				7.0176		7.2203
Alpha Mind [Member]
Summary of Principal Accounting Policies [Line Items]
Acquisition equity interest rate									100.00%
Percentage of interest rate		3.00%				3.00%
Rendering Services [Member]
Summary of Principal Accounting Policies [Line Items]
Value added tax percentage		6.00%				6.00%
Sale of Goods [Member]
Summary of Principal Accounting Policies [Line Items]
Value added tax percentage		13.00%				13.00%
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Principal Accounting Policies [Line Items]
Revenues		¥ 288,369	$ 41,092,000
Variable interest entities percentage of consolidate revenues		100.00%	100.00%
Percentage of consolidated assets		4.00%	4.00%
Percentage of consolidated liabilities		4.00%	4.00%
Non-current restricted cash		¥ 5,000				$ 712,000